MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 26, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:         Protective Life Insurance Company

Protective Variable Annuity Separate Account

File Nos. 811-8108 and 333-116814

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 11 to the Form N-4 registration statement for certain variable annuity contracts (“ProtectiveValues Access”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to increase the mortality and expense risk charge for contracts issued on or after May 1, 2010.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Cc:          Mr. Craig Ruckman

Ms. Elisabeth Bentzinger